Description of Plan - Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 hour
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation percentage	80.00%
Employer contribution, matching percentage	50.00%
Requisite service period, minimum hours	1,000
EBP, Employer Contribution, Participant Compensation Matched, Percentage	8.00%